Earnings per share - Schedule of Diluted Earnings Per Share (Details) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2025 BRL (R$) R$ / shares shares	Dec. 31, 2024 BRL (R$) R$ / shares shares	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 30, 2025	Mar. 20, 2025
Disclosure of classes of share capital [line items]
Net income attributable to owners of the parent company	R$ 44,857	R$ 41,085	R$ 33,105
Bonus share issuance ratio				0.03	0.10
Preferred
Disclosure of classes of share capital [line items]
Net income attributable to owners of the parent company	22,109	20,274	16,351
Dividends on preferred shares after dilution effects	227	149	101
Net income available to preferred equity owners considering preferred shares after the dilution effect	R$ 22,336	R$ 20,423	R$ 16,452
Adjusted weighted average of shares, Common (in shares) | shares	5,571,684,620	5,552,704,085	5,549,980,489
Adjusted weighted average of shares Common, Preferred (in shares) | shares	5,571,684,620	5,552,704,085	5,549,980,489
Adjusted weighted average of shares Common, Preferred (in shares) | shares	5,459,926,630	5,472,801,129	5,482,580,990
Incremental as per share-based payment plans (in shares) | shares	111,757,990	79,902,956	67,399,499
Diluted earnings per share (in brl per share) | R$ / shares	R$ 4.01	R$ 3.68	R$ 2.96
Common
Disclosure of classes of share capital [line items]
Net income attributable to owners of the parent company	R$ 22,748	R$ 20,811	R$ 16,754
Dividends on preferred shares after dilution effects	(227)	(149)	(101)
Net income available to preferred equity owners considering preferred shares after the dilution effect	R$ 22,521	R$ 20,662	R$ 16,653
Adjusted weighted average of shares, Common (in shares) | shares	5,617,742,977	5,617,742,977	5,617,742,977
Adjusted weighted average of shares Common, Preferred (in shares) | shares	5,617,742,977	5,617,742,977	5,617,742,977
Diluted earnings per share (in brl per share) | R$ / shares	R$ 4.01	R$ 3.68	R$ 2.96